SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 43,087	$ 14,143	$ 7,980
Income tax expense	$ 43,087	$ 14,143	$ 7,980